CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Loss for the period	$ (17,050)	$ (17,563)
Adjustments to reconcile net profit to net cash provided by operating activities:
Depreciation and amortization	1,421	1,328
Company's share in the loss of a company accounted by equity method, net	1,899	3,895
Finance expenses on loans	916	675
Change in the fair value of warrant liabilities	200	9
Stock-based compensation	149	76
Decrease (Increase) in trade accounts receivable	(305)	1,056
Decrease (Increase) in contract assets	(4,119)	1,001
(Increase) in inventory	(10)	(63)
Increase (Decrease) in other current assets	3,256	(1,198)
Increase in trade payables	1,461	1,038
Increase in ESA prepayments	1,882	7,295
Decrease in deferred revenues	(612)	(5,031)
Increase in other accounts payable and accrued expenses	3,282	2,563
Increase in prepayments from customers	1,504
Increase (Decrease) in liability for royalties payable	260	(685)
Net cash used in operating activities	(5,866)	(5,604)
Cash flow from investing activities
Decrease (Increase) in long-term bank deposit	201	(6)
Purchase of property, plant and equipment	(211)	(293)
Net cash provided by (used in) investing activities	(10)	(299)
Cash flows from financing activities
Receipt of long-term loans from banks		4,504
Issuance of warrants to banks		295
Receipt of long-term loans from a financial institution	7,300
Receipt of loan from shareholder		4,001
Issuance of warrants to shareholder		999
Repayment of loans from banks	(2,930)	(891)
Repayment of royalty lability	(488)
Payments of lease liabilities	(1,191)	(975)
Issuance of shares	64	14
Net cash provided by financing activities	2,755	7,947
Increase (decrease) in cash and cash equivalents	(3,121)	2,044
Cash and cash equivalents balance at the beginning of the year	6,983	4,961
Effect of changes in foreign exchange rates on cash and cash equivalents	(8)	(22)
Cash and cash equivalents balance at the end of the year	3,854	6,983
Appendix A - Cash paid and received during the year for:
Interest paid	$ 1,625	$ 386